SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Investment in affiliated companies
Investment in affiliated company:

For investments in non-marketable equity securities without readily determinable fair values where the Company does not have control or the ability to exercise significant influence over the operation and financial policies of the issuer of the securities, the Company has elected to measure these investments at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment in the same issuer. This election is made for each investment separately and is reassessed at each reporting period as to whether the investment continues to qualify for this election. Additionally, at each reporting period, the Company makes a qualitative assessment considering impairment indicators to evaluate whether the investment is impaired.